Segment Reporting (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)
Segment Reporting [Line Items]
Segments reporting, description			The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Disposal Group on March 9, 2026 (see Note 10 – Acquisitions, Investments and Disposals), the Air Mobility segment is no longer presented as a reportable segment. All prior period segment information has been recast to exclude the results and balances of the discontinued operations.The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.	The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.
Number of reportable segments			2	2
			CEO [Member]	CEO [Member]
Net loss from continuing operations	$ (13,444,423)	$ (1,738,483)		$ (5,130,026)	$ (4,670,011)
Net loss from discontinued operations	(1,379,339)	(301,192)
Total assets				224,108
Assets of discontinued operations				16,190,250	$ 16,190,250
Total consolidated assets	12,127,759			18,141,947
Total consolidated liabilities	8,389,637			9,069,238
Liabilities of discontinued operations				1,492,069
Other Operating Segment [Member]
Segment Reporting [Line Items]
Net loss from continuing operations	(13,444,423)	$ (1,738,483)
Total consolidated assets	12,127,759
Total consolidated liabilities	$ 8,389,637
OG Collection [Member] | Other Operating Segment [Member]
Segment Reporting [Line Items]
Total consolidated liabilities				$ 570,531